UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------

Check here if Amendment [ X ];   Amendment Number:
This Amendment (Check only one): [ X ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Contrarius Investment Management Limited
Address:      2 Bond Street
              St. Helier
              Jersey JE2 3NP, Channel Islands

Form 13F File Number:  28-13714

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Andrew Radley
Title:        Director
Phone:        +44 1534 761101

Signature, Place, and Date of Signing:


 /s/ Andrew Radley        St. Helier, Jersey, Channel Islands    May 16, 2012
--------------------     -----------------------------------    -------------
    [Signature]                  [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:        $863,217
                                              (thousands)

List of Other Included Managers:

No.     Form 13F File Number  Name

  1     28-14796______        Contrarius Investment Management (Bermuda) Limited
                                           ("CIM(B)L")

                           FORM 13F INFORMATION TABLE


                                                                          FORM 13F INFORMATION TABLE

                          TITLE OF              VALUE       SHRS OR      SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            CLASS       CUSIP     (X$1000)    PRN AMT      PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED    NONE
----------------------    ----------  ------    ---------   -------- -------- ----- -----------  --------  -------- -------- -------
Apple Inc                  Com       037833100     96,011     160,139   SH         Defined      CIM(B)L      160,139
Gannett Co. Inc            Com       364730101     83,780   5,465,072   SH         Defined      CIM(B)L    5,465,072
Cisco Systems              Com       17275R102     55,944   2,645,101   SH         Defined      CIM(B)L    2,645,101
New York Times Co          Com       650111107     51,901   7,643,792   SH         Defined      CIM(B)L    7,643,792
Symantec Corp              Com       871503108     49,646   2,654,849   SH         Defined      CIM(B)L    2,654,849
Nvidia Corp                Com       67066G104     48,536   3,152,738   SH         Defined      CIM(B)L    3,152,738
Google                     Com       38259P508     48,057      74,944   SH         Defined      CIM(B)L       74,944
Microsoft Corp             Com       594918104     47,400   1,469,554   SH         Defined      CIM(B)L    1,469,554
Dell                       Com       24702R101     46,256   2,787,357   SH         Defined      CIM(B)L    2,787,357
Expedia                    Com       30212P303     43,350   1,296,338   SH         Defined      CIM(B)L    1,296,338
Safeway                    Com       786514208     40,059   1,982,135   SH         Defined      CIM(B)L    1,982,135
Anglogold ADR              ADR       035128206     30,499     826,072   SH         Defined      CIM(B)L      826,072
Alliance Bernstein
  Holding LP               Com       01881G106     29,744   1,905,442   SH         Defined      CIM(B)L    1,905,442
EMC Corp                   Com       268648102     21,620     723,566   SH         Defined      CIM(B)L      723,566
Oracle Corp                Com       68389X105     19,780     678,333   SH         Defined      CIM(B)L      678,333
The McClatchy Co           Com       579489105     18,766   6,493,431   SH         Defined      CIM(B)L    6,493,431
Hewlett-Packard Company    Com       428236103     18,574     779,433   SH         Defined      CIM(B)L      779,433
Entercom Communications    Com       293639100     17,515   2,698,754   SH         Defined      CIM(B)L    2,698,754
Corp
Applied Materials          Com       038222105     16,086   1,292,539   SH         Defined      CIM(B)L    1,292,539
Janus Capital Group        Com       47102X105     15,882   1,782,523   SH         Defined      CIM(B)L    1,782,523
Corning Incorporated Inc   Com       219350105     15,215   1,080,626   SH         Defined      CIM(B)L    1,080,626
eHealth                    Com       28238P109     12,555     769,800   SH         Defined      CIM(B)L      769,800
Lam Research Corp          Com       512807108     11,313     253,538   SH         Defined      CIM(B)L      253,538
SUPERVALU                  Com       868536103      5,609     982,259   SH         Defined      CIM(B)L      982,259
L-3  Communications        Com       502424104      5,430      76,722   SH         Defined      CIM(B)L       76,722
BMC Software Inc           Com       055921100      4,272     106,383   SH         Defined      CIM(B)L      106,383
Kinross Gold               Com       496902404      4,081     416,851   SH         Defined      CIM(B)L      416,851
Pozen Inc                  Com       73941U102      1,838     306,400   SH         Defined      CIM(B)L      306,400
Gilead Sciences            Com       375558103      1,452      29,718   SH         Defined      CIM(B)L       29,718
Intel Corp                 Com       458140100      1,051      37,369   SH         Defined      CIM(B)L       37,369
Skechers                   Com       830566105        995      78,230   SH         Defined      CIM(B)L       78,230
